Shareholders' equity - Reconciliation of movement in reserves (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019		Sep. 30, 2018	Sep. 30, 2017
Available-for-sale securities reserve
Opening balance		$ 37		$ 64
Impact on adoption of AASB 9		(37)
Net gains/(losses) from changes in fair value				(104)
Income tax effect				34
Transferred to income statements			[1]	66	$ (3)
Income tax effect				(25)
Exchange differences				2
Closing balance				37	64
Debt securities at FVOCI reserve
Opening balance
Impact on adoption of AASB 9		33
Net gains/(losses) from changes in fair value		(47)
Income tax effect		12
Transferred to income statement		(29)	[1]
Income tax effect		8
Exchange differences		1
Closing balance		(22)
Equity securities at FVOCI reserve
Opening balance
Impact on adoption of AASB 9		6
Net gains/(losses) from changes in fair value		11
Closing balance		17
Share-based payment reserve
Opening balance		1,534		1,431
Share-based payment expense		108	[1]	103	98
Closing balance		1,642		1,534	1,431
Cash flow hedge reserve
Opening balance		(125)		(154)
Net gains/(losses) from changes in fair value		(203)	[1]	(161)	(91)
Income tax effect		60		47
Cash flow hedging instruments		197	[1]	203	115
Income tax effect		(58)		(60)
Closing balance		(129)		(125)	(154)
Foreign currency translation reserve
Opening balance		(351)		(529)
Exchange differences on translation of foreign operations (net of associated hedges)		311		164
Gains/losses on net investment hedges		(129)		17
Transferred to income statements		(10)	[1]	(3)
Closing balance		(179)		(351)	(529)
Other reserves
Opening balance		(18)		(18)
Closing balance		(18)		(18)	(18)
Total other reserves	[1]	1,311		1,077
Parent Entity
Available-for-sale securities reserve
Opening balance		24		70
Impact on adoption of AASB 9		(24)
Net gains/(losses) from changes in fair value				(34)
Income tax effect				13
Transferred to income statements			[1]	(33)
Income tax effect				6
Exchange differences				2
Closing balance				24	70
Debt securities at FVOCI reserve
Opening balance
Impact on adoption of AASB 9		25
Net gains/(losses) from changes in fair value		(40)
Income tax effect		10
Transferred to income statement		(29)	[1]
Income tax effect		8
Exchange differences		1
Closing balance		(25)
Equity securities at FVOCI reserve
Opening balance
Impact on adoption of AASB 9		1
Net gains/(losses) from changes in fair value		(2)
Closing balance		(1)
Share-based payment reserve
Opening balance		1,425		1,322
Share-based payment expense		108		103
Closing balance		1,533		1,425	1,322
Cash flow hedge reserve
Opening balance		(69)		(94)
Net gains/(losses) from changes in fair value		(121)	[1]	(125)
Income tax effect		36		38
Cash flow hedging instruments		128	[1]	160
Income tax effect		(39)		(48)
Closing balance		(65)		(69)	(94)
Foreign currency translation reserve
Opening balance		(307)		(481)
Exchange differences on translation of foreign operations (net of associated hedges)		214		175
Gains/losses on net investment hedges		(52)		(1)
Transferred to income statements			[1]
Closing balance		(145)		(307)	(481)
Other reserves
Opening balance		41		41
Closing balance		41		41	$ 41
Total other reserves	[1]	$ 1,338		$ 1,114

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.